Allowance for Credit Losses	9 Months Ended
Sep. 30, 2022
Allowance For Credit Loss [Abstract]
Allowance for Credit Losses
(6)	Allowance for Credit Losses

The Company’s allowance for credit losses is estimated based on historical losses from lessee defaults, current economic conditions, reasonable and supportable forecasts and ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, lessee credit ratings, management’s current assessment of each lessee’s financial condition and the recoverability.

Accounts Receivable

The allowance for credit losses included in accounts receivable, net, amounted to $1,694 and $1,290 as of September 30, 2022 and December 31, 2021, respectively. As of September 30, 2022 and December 31, 2021, the allowance for credit losses related to the billed amounts under the container leaseback financing receivable and finance leases were included in accounts receivable, net, amounted to $582 and $592, respectively.

Net Investment in Finance Leases and Container Leaseback Financing Receivable

The allowance for credit losses related to unbilled amounts under finance leases and included in net investment in finance leases, net, amounted to $1,103 and $743 as of September 30, 2022 and December 31, 2021, respectively. The allowance for credit losses related to unbilled amounts under the financing arrangements and included in container leaseback financing receivable, net, amounted to $103 and $113 as of September 30, 2022 and December 31, 2021, respectively.

As of September 30, 2022, the Company’s net investment in finance leases and container leaseback financing receivable are primarily comprised of the largest shipping lines under “Tier 1” risk rating which represented 88.0% and 97.1%, respectively, of the Company’s portfolio (For further discussion on the description of the Company’s internal risk ratings, please refer to Item 18, “Financial Statements – Note 1” in our 2021 Form 20-F).

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of September 30, 2022:

	Nine Months Ended September 30, 2022	2021	2020	2019	2018	Prior	Total
Tier 1	$86,845	$829,135	$574,140	$99,539	$31,649	$10,605	$1,631,913
Tier 2	37,398	78,764	33,839	29,508	16,604	2,466	198,579
Tier 3	8,206	6,764	1,937	6,195	385	20	23,507
Net investment in finance leases	$132,449	$914,663	$609,916	$135,242	$48,638	$13,091	$1,853,999

Tier 1	$510,227	$11,572	$102,141	$189,454	$—	$—	$813,394
Tier 2	—	4,338	—	20,262	—	—	24,600
Container leaseback financing receivable	$510,227	$15,910	$102,141	$209,716	$—	$—	$837,994